.................................
                                               .          OMB APPROVAL         .
                                               .................................
                                               .OMB Number:          3235-0006 .
                                               .Expires:      October 31, 2003 .
                                               .Estimated average              .
                                               .  burden hours per             .
                                               .  response:...............23.5 .
                                               .................................


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [_]   is a restatement.
                                             [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher        New York, New York               November 13, 2001
----------------------        --------------------------       -----------------
[Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                18
                                                                     ----
Form 13F Information Table Value Total:                          $487,406
                                                                 --------
                                                                (thousands)


--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.
--------------------------------------------------------------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                     FORM 13F INFORMATION TABLE
                                                     SATELLITE ASSET MANAGEMENT
                                                FOR QUARTER ENDED SEPTEMBER 30, 2001

 -----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer     Title of Class     CUSIP      Value (x  Shrs or prn   SH/  Put/   Investment    Other      Voting Authority
 --------------     --------------     -----      --------- ------------  ---  ----   -----------   -----      ----------------
                                                  $1000)        amt       PRN  Call   Discretion    Managers
                                                  ------        ---       ---  ----   ----------    --------
                                                                                                                Sole   Shared   None
                                                                                                                ----   ------   ----
 -----------------------------------------------------------------------------------------------------------------------------------
 AETHER SYS INC        SUB NT     00808VAA3      11,020    19,000,000     SH            SOLE                19,000,000
                       CV 6%05
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 AMERICAN INTL         COM        026874107     115,417     1,479,701     SH            SOLE                 1,479,701
 GROUP INC
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 BB&T CORP             COM        054937107       5,137       140,931     SH            SOLE                   140,931
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 CITIGROUP INC         COM        172967101      84,117     2,076,960     SH            SOLE                 2,076,960
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 EL PASO CORP          COM        28336L109       3,116        75,000     SH            SOLE                    75,000
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 GALILEO INTERNATIONAL COM        363547100       3,062       147,500     SH            SOLE                   147,500
 INC
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 KROGER CO             COM        501044101       3,696       150,000     SH            SOLE                   150,000
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 PG&E CORP             COM        69331C108       7,974       524,600     SH            SOLE                   524,600
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 PEPSICO INC           COM        713448108      97,074     2,001,523     SH            SOLE                 2,001,523
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 PFIZER INC            COM        717081103      17,129       427,157     SH            SOLE                   427,157
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 PHILLIPS PETE CO      COM        718507106      46,408       860,364     SH            SOLE                   860,364
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 SAFEWAY INC           COM NEW    786514208       3,972       100,000     SH            SOLE                   100,000
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 TEXACO INC            COM        881694103      41,201       633,857     SH            SOLE                   633,857
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 WACHOVIA CORP 2ND NEW COM        929903102      33,443     1,078,800     SH            SOLE                 1,078,800
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO & CO NEW  COM        949746101       4,825       108,540     SH            SOLE                   108,540
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 WESTPOINT STEVENS INC COM        961238102          47        26,300     SH            SOLE                    26,300
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 WORLDCOM INC GA NEW   MCI GROUP  98157D304         380        24,962     SH            SOLE                    24,962
                       COM
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 WORLDCOM INC GA NEW   WRLDCOM GP 98157D106       9,388       624,180     SH            SOLE                   624,180
                       COM
 -----------------------------------------------------------------------------------------------------------------------------------
         REPORT
         SUMMARY:  18 DATA RECORDS               487,406      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
